Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Investments [Abstract]
Summary of Short-Term Investments	As of December 31, 2025 and 2024, short-term investments were as follows:

(in thousands)	2025	2024

Money market deposits	$210,000	$380,584
Commercial paper	49,913	108,853
Total short-term investments	$259,913	$489,437